Consolidated statements of financial position - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	€ 1,413,297	€ 624,668
Intangible assets	452,400	222,866
Non-current other non-financial assets	452,217	0
Non-currernt financial assets	272,614	207,444
Total non-current assets	2,590,528	1,054,979
Current assets
Current other non-financial assets	3,500,884	1,588,702
Current financial assets	82,353,867	101,184,240
Cash and cash equivalents	33,131,280	55,386,240
Total current assets	118,986,031	158,159,183
Total assets	121,576,558	159,214,161
Equity
Issued capital	3,132,631	3,115,725
Share premium	211,006,606	211,021,835
Other capital reserves	25,142,213	18,310,003
Accumulated deficit	(134,362,006)	(81,107,188)
Other components of equity	2,227,228	50,196
Total equity	107,146,673	151,390,571
Non-current liabilities
Lease liabilites	330,745	0
Provisions and government grants	39,013	67,945
Total non-current liabilities	369,758	67,945
Current liabilities
Lease liabilities	515,203	0
Employee benefits	975,629	789,800
Social securities, other tax and non-financial liabilities	105,634	308,533
Trade and other payables	12,413,662	6,657,312
Provisions	50,000	0
Total current liabilities	14,060,128	7,755,645
Total Liabilities	14,429,886	7,823,590
Total equity and liabilities	€ 121,576,558	€ 159,214,161